Accounts payable and accrued liabilities	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Accounts payable and accrued liabilities
9.	Accounts payable and accrued liabilities

	April 30, 2022 $	October 31, 2021 $
Trade payables	20,979,006	9,447,394
Accrued fixed Assets	15,050,873	2,074,681
Accrued expenses	4,827,190	4,378,073
Accrued compensation	4,301,422	2,800,968

	45,158,491	18,701,116

17.	Accounts payable and accrued liabilities

	October 31, 2021	October 31, 2020
	$	$
Accounts payable	9,447,394	2,454,421
Accrued expenses	6,452,754	1,177,377
Accrued compensation	2,800,968	732,574

	18,701,116	4,364,372

Accrued expenses include accruals for purchase of plant and equipment, audit fees, legal and consulting fees, and operational and inventory purchases.